Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Marketable Securities [Abstract]
Marketable securities, cost	$ 21,920	$ 21,746
Marketable securities, market value	19,441	24,446
Unrealized gain (loss) on marketable securities	(5,179)	891	$ 1,401
Proceeds from sale of marketable securities	1,620	7,210	6,580
Realized gain from sale of marketable securities	$ 29	$ 746	$ 609